Summary of change in the valuation allowances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Beginning balance, January 1	$ 24,287,585	$ 16,010,893
Change in valuation allowance associated with foreign currency translation adjustments during the current year	1,545,477	(947,349)
Change in valuation allowance associated with current year earnings	11,739,247	9,224,041
Change in estimate during current year
Ending balance, December 31	$ 37,572,309	$ 24,287,585